Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Liabilities Measured at Fair Value on Recurring Basis
Liabilities measured at fair value on a recurring basis consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022
	Level 1	Level 2	Level 3	Balance
Liabilities:
Warrant Liabilities - Public Warrants	$5,658	$—	$—	$5,658
Warrant Liabilities - Private Warrants	—	2,810	—	2,810
Other Liabilities - Junior Debt Exchange	—	—	5,616	5,616
Earnout Liability - Sponsor Earnout Shares	—	—	9,321	9,321

Total Liabilities:	$5,658	$2,810	$14,937	$23,405

	December 31, 2021
	Level 1	Level 2	Level 3	Balance
Liabilities:
Warrant Liabilities - Starry Warrants	$—	$—	$14,773	$14,773

Total Liabilities:	$—	$—	$14,773	$14,773

Schedule of Remeasured Liability to Its Estimated Fair Value	The Company measured the fair value of the Junior Debt Exchange on June 30, 2022 with the following assumptions:

As of June 30, 2022
Common stock fair value	$4.12
Exercise price	$8.75
Term (in years)	1.65
Volatility	60.00%
Risk-free interest rate	2.88%
Expected dividends	0%
The Company
re-measured
the earnout liability to its estimated fair value as of June 30, 2022 using the Monte-Carlo Simulation with the following assumptions:

As of June 30, 2022
Common stock fair value	$4.12
Term (in years)	4.75
Volatility	60.00%
Risk-free interest rate	2.99%
Expected dividends	0%
The Company
re-measured
the warrant liability to its estimated fair value as of March 29, 2022 and December 31, 2021 using the Black-Scholes option pricing model with the following assumptions:

	As of March 29, 2022	As of December 31, 2021
Exercise price	$0.01	$0.01
Common stock fair value (pre-exchange)	$1.77	$1.81
Term (in years)	9.5	9.8
Volatility	27.57%	27.56%
Risk-free interest rate	2.41%	1.52%
Expected dividends	0%	0%

Starry, Inc [Member]
Schedule of Remeasured Liability to Its Estimated Fair Value	The following table provides quantitative information regarding the Level 3 fair value measurement inputs:

	As of October 6, 2021	As of December 31, 2021
Exercise price	$0.05	$0.05
Common stock fair value	$9.83	$9.83
Term (in years)	10.0	9.8
Volatility	27.56%	27.56%
Risk-free interest rate	1.53%	1.52%
Expected dividends	0%	0%

Schedule Of Property Plant And Equipment Useful Life
Property and equipment are depreciated or amortized using the straight-line method, based upon the following estimated useful lives:

Equipment	3 years
Furniture and fixtures	3 years
Software	3 years
Vehicles	4 years
Leasehold improvements	shorter of lease term or 5 years
Site acquisition costs	5 years
Distribution system	3 -10 years
Asset retirement obligation	10 years
Construction-in-process	N/A